Notes Payable And Senior Notes (Consolidating Statement Of Cash flows) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net (loss) income	$ (192,898)	$ (135,455)	$ (20,953)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	3,875	3,718	3,213
Impairment loss on real estate assets	128,314	111,860	45,269
Equity in (income) loss of unconsolidated joint ventures	(3,605)	(916)	420
Reorganization items:
Accrued professional fees	1,000
Gain on retirement of debt		(5,572)	(78,144)
Loss on disposition of fixed asset	83	122	3,009
Benefit from income taxes	10	(412)	(101,908)
Net changes in operating assets and liabilities:
Restricted cash	(211)	3,711	727
Receivables	4,767	(2,205)	19,879
Income tax refund receivable		107,401	41,615
Other assets	(4,422)	15,898	(7,658)
Accounts payable	(1,522)	(4,142)	(5,285)
Accrued expenses	7,807	(3,572)	(17,693)
Net cash (used in) provided by operating activities	(38,651)	24,119	12,927
Investing activities
Investments in and advances to unconsolidated joint ventures		(194)	(194)
Distributions from unconsolidated joint ventures	1,435	4,183	840
Distributions from unconsolidated joint venture	800	4,183	840
Net proceeds from sale of fixed asset			2,063
Purchases of property and equipment	(128)	(64)	(23)
Net cash (used in) provided by investing activities	1,307	3,925	2,686
Financing activities
Proceeds from borrowings on notes payable, net		7,087	113,467
Principal payments on notes payable, net	(11,532)	(52,797)	(187,718)
Net cash paid for repurchase of Senior Notes		(31,268)	(76,991)
Proceeds from Senior Secured Term Loan			193,904
Noncontrolling interest (distributions) contributions, net	(2,349)	2,633	(7,705)
Net cash (used in) provided by financing activities	(13,881)	(74,345)	34,957
Net (decrease) increase in cash and cash equivalents	(51,225)	(46,301)	50,570
Cash and cash equivalents -beginning of period	71,286	117,587	67,017
Cash and cash equivalents - end of period	20,061	71,286	117,587
Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories	18,151	(66,317)	130,436
Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Delaware Lyon [Member]
Operating activities
Net (loss) income	(193,330)	(136,786)	(20,525)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Equity in loss of subsidiaries	193,330	136,786	20,525
Net changes in operating assets and liabilities:
Net cash (used in) provided by operating activities
Investing activities
Net cash (used in) provided by investing activities
Financing activities
Net cash (used in) provided by financing activities
Net (decrease) increase in cash and cash equivalents
Cash and cash equivalents -beginning of period
Cash and cash equivalents - end of period
Delaware Lyon [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Delaware Lyon [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
California Lyon [Member]
Operating activities
Net (loss) income	(193,199)	(136,563)	(19,204)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	3,827	3,626	2,266
Impairment loss on real estate assets	70,742	111,860	45,269
Equity in (income) loss of unconsolidated joint ventures	(3,605)	(916)	420
Equity in loss of subsidiaries	59,588	1,053	4,780
Reorganization items:
Accrued professional fees	1,000
Gain on retirement of debt		(5,572)	(78,144)
Benefit from income taxes	10	(412)	(101,908)
Net changes in operating assets and liabilities:
Restricted cash	(211)	3,711	727
Receivables	5,137	(2,435)	482
Income tax refund receivable		107,401	41,615
Other assets	(4,417)	15,837	(8,680)
Accounts payable	(2,225)	(2,693)	(164)
Accrued expenses	6,688	(3,379)	(16,811)
Net cash (used in) provided by operating activities	127,757	27,863	(7,411)
Investing activities
Investments in and advances to unconsolidated joint ventures		(194)	(194)
Distributions from unconsolidated joint ventures	1,435
Distributions from unconsolidated joint venture		4,183	840
Purchases of property and equipment	725	101	94
Investment in subsidiaries	29,412	(361)	(1,081)
Net cash (used in) provided by investing activities	31,572	3,729	(341)
Financing activities
Proceeds from borrowings on notes payable, net		7,087	102,115
Principal payments on notes payable, net	(82,531)	(52,797)	(170,097)
Net cash paid for repurchase of Senior Notes		(31,268)	(76,991)
Proceeds from Senior Secured Term Loan			193,904
Intercompany receivables/payables	(131,964)	(362)	14,783
Net cash (used in) provided by financing activities	(214,495)	(77,340)	63,714
Net (decrease) increase in cash and cash equivalents	(55,166)	(45,748)	55,962
Cash and cash equivalents -beginning of period	69,499	115,247	59,285
Cash and cash equivalents - end of period	14,333	69,499	115,247
California Lyon [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories	184,422	(63,655)	121,941
California Lyon [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Guarantor Subsidiaries [Member]
Operating activities
Net (loss) income	(60)	(1,316)	(6,592)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	48	92	947
Equity in loss of subsidiaries		(12)	411
Reorganization items:
Loss on disposition of fixed asset	83	122	3,009
Net changes in operating assets and liabilities:
Receivables	6	4	13,483
Other assets	(3)	61	1,022
Accounts payable	11	(15)	(252)
Accrued expenses	2	(181)	(863)
Net cash (used in) provided by operating activities	87	(1,245)	11,165
Investing activities
Net proceeds from sale of fixed asset			2,063
Purchases of property and equipment	(131)	(165)	(117)
Investment in subsidiaries		12	(411)
Net cash (used in) provided by investing activities	(131)	(153)	1,535
Financing activities
Proceeds from borrowings on notes payable, net			11,352
Principal payments on notes payable, net			(17,621)
Intercompany receivables/payables	(37)	1,437	(9,116)
Advances to affiliates	(3)	(19)	(102)
Net cash (used in) provided by financing activities	(40)	1,418	(15,487)
Net (decrease) increase in cash and cash equivalents	(84)	20	(2,787)
Cash and cash equivalents -beginning of period	131	111	2,898
Cash and cash equivalents - end of period	47	131	111
Guarantor Subsidiaries [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Guarantor Subsidiaries [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Non-Guarantor Subsidiaries [Member]
Operating activities
Net (loss) income	(59,227)	1,383	(348)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Impairment loss on real estate assets	57,572
Net changes in operating assets and liabilities:
Receivables	(376)	226	5,914
Other assets	(2)
Accounts payable	692	(1,434)	(4,869)
Accrued expenses	1,117	(12)	(19)
Net cash (used in) provided by operating activities	(166,495)	(2,499)	9,173
Investing activities
Purchases of property and equipment	(722)
Net cash (used in) provided by investing activities	(722)
Financing activities
Principal payments on notes payable, net	70,999
Noncontrolling interest (distributions) contributions, net	(2,349)	2,633	(7,705)
Intercompany receivables/payables	131,933	37	(294)
Advances to affiliates	(29,341)	(744)	(3,779)
Net cash (used in) provided by financing activities	171,242	1,926	(11,778)
Net (decrease) increase in cash and cash equivalents	4,025	(573)	(2,605)
Cash and cash equivalents -beginning of period	1,656	2,229	4,834
Cash and cash equivalents - end of period	5,681	1,656	2,229
Non-Guarantor Subsidiaries [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories	(166,271)	(2,662)	8,495
Non-Guarantor Subsidiaries [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Eliminating Entries [Member]
Operating activities
Net (loss) income	252,918	137,827	25,716
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Equity in loss of subsidiaries	(252,918)	(137,827)	(25,716)
Investing activities
Investment in subsidiaries	(29,412)	349	1,492
Net cash (used in) provided by investing activities	(29,412)	349	1,492
Financing activities
Intercompany receivables/payables	68	(1,112)	(5,373)
Advances to affiliates	29,344	763	3,881
Net cash (used in) provided by financing activities	29,412	(349)	(1,492)
Eliminating Entries [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Eliminating Entries [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories